[Janus letterhead]




July 9, 2008


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:      JANUS INVESTMENT FUND (the "Registrant")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the preliminary proxy statement filed with the Securities and Exchange Commission on July 7, 2008.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosure

cc:      Rodney A. DeWalt, Esq.
         Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Cindy A. Antonson
         Donna Brungardt